Summary of Significant Accounting Policies (Details) bbl / d in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($) refineries	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) refineries segments stores bbl / d	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 01, 2013 refineries
Description and Nature of Business
Percentage ownership	36.00%		36.00%
Number of operating segments (segments) | segments			3
Number of refineries (refineries) | refineries						2
Percentage of TLLP's revenue derived from Tesoro	56.00%	88.00%	83.00%	87.00%	91.00%
Short-term investments original maturities (months)			3 months
Property, Plant and Equipment
Capitalized interest	$ 9	$ 5	$ 25	$ 19	$ 16
Depreciation expense			363	322	281
Finite-Lived Intangible Assets
Amortization expense of acquired intangible assets			17	13	12
Other Assets
Amortization of deferred charges			182	154	125
Amortization of deferred issuance costs			18	12	10
Revenue Recognition
Excise and sales taxes	140	$ 141	$ 581	567	$ 467
Unamortized debt issuance costs	$ 89
Minimum
Finite-Lived Intangible Assets
Finite useful life for acquired intangibles (years)			3 years
Other Assets
Deferred costs useful life (years)			2 years
Maximum
Finite-Lived Intangible Assets
Finite useful life for acquired intangibles (years)			35 years
Other Assets
Deferred costs useful life (years)			10 years
New Accounting Pronouncement, Early Adoption, Effect
Revenue Recognition
Unamortized debt issuance costs			$ 93	$ 73
Refining
Description and Nature of Business
Number of refineries (refineries) | refineries	6		6
Refinery throughput capacity (barrels per day) | bbl / d			850
Refining | Minimum
Property, Plant and Equipment
Property, plant and equipment, useful life (years)			3 years
Refining | Maximum
Property, Plant and Equipment
Property, plant and equipment, useful life (years)			28 years
TLLP | Minimum
Property, Plant and Equipment
Property, plant and equipment, useful life (years)			3 years
TLLP | Maximum
Property, Plant and Equipment
Property, plant and equipment, useful life (years)			28 years
Marketing
Description and Nature of Business
Number of stations (stations) | stores			2,267
Marketing | Minimum
Property, Plant and Equipment
Property, plant and equipment, useful life (years)			3 years
Marketing | Maximum
Property, Plant and Equipment
Property, plant and equipment, useful life (years)			16 years
Corporate | Minimum
Property, Plant and Equipment
Property, plant and equipment, useful life (years)			3 years
Corporate | Maximum
Property, Plant and Equipment
Property, plant and equipment, useful life (years)			25 years
QEP Midstream Partners LP
Description and Nature of Business
Percentage ownership	58.00%		58.00%